Trading securities and financial assets measured at fair value through income statement (FVIS) (Details) - AUD ($) $ in Millions	Sep. 30, 2024	Sep. 30, 2023
Trading securities and financial assets measured at fair value through income statement (FVIS)
Trading securities	$ 30,775	$ 17,096
Reverse repurchase agreements	17,990	12,054
Other financial assets measured at FVIS	463	1,357
Total trading securities and financial assets measured at FVIS	49,228	30,507
Government and semi-government securities
Trading securities and financial assets measured at fair value through income statement (FVIS)
Trading securities	24,532	10,808
Other debt securities
Trading securities and financial assets measured at fair value through income statement (FVIS)
Trading securities	5,958	5,835
Other financial assets measured at FVIS	461	1,351
Equity securities
Trading securities and financial assets measured at fair value through income statement (FVIS)
Trading securities		5
Other financial assets measured at FVIS	2	6
Other
Trading securities and financial assets measured at fair value through income statement (FVIS)
Trading securities	285	448
Parent Entity
Trading securities and financial assets measured at fair value through income statement (FVIS)
Trading securities	28,596	14,660
Reverse repurchase agreements	17,990	12,013
Other financial assets measured at FVIS	428	1,314
Total trading securities and financial assets measured at FVIS	47,014	27,987
Parent Entity | Government and semi-government securities
Trading securities and financial assets measured at fair value through income statement (FVIS)
Trading securities	23,225	9,772
Parent Entity | Other debt securities
Trading securities and financial assets measured at fair value through income statement (FVIS)
Trading securities	5,089	4,435
Other financial assets measured at FVIS	428	1,310
Parent Entity | Equity securities
Trading securities and financial assets measured at fair value through income statement (FVIS)
Trading securities		5
Other financial assets measured at FVIS		4
Parent Entity | Other
Trading securities and financial assets measured at fair value through income statement (FVIS)
Trading securities	$ 282	$ 448